Finance Receivables (Tables)	12 Months Ended
Dec. 31, 2016
Schedule of components of net finance receivables by type

Loans receivable consisted of the following at December 31:

	2016	2015
Loans receivable	$7,587,349	$8,110,077
Allowance for credit losses	(1,212,441)	(985,375)
Loans receivable, net	$6,374,908	$7,124,702

Summary of net finance receivables by type by days delinquent

The following is an age analysis of past due receivables as of December 31, 2016 and 2015:

	30-60 Days Past Due	61-90 Days Past Due	Greater Than 90 Days	Total Past Due	Current	Total Financing Receivables	Recorded Investment > 90 Days and Not Accruing
2016	$257,299	$163,590	$367,098	$787,987	$6,799,362	$7,587,349	$367,098
2015	$157,316	$153,623	$389,431	$700,370	$7,409,707	$8,110,077	$389,431

OneMain Holdings, Inc. [Member]
Schedule of components of net finance receivables by type

Components of net finance receivables held for investment by type were as follows:

(dollars in millions)	Personal Loans	SpringCastle Portfolio	Real Estate Loans	Retail Sales Finance	Total

December 31, 2016
Gross receivables *	$15,405	$-	$142	$12	$15,559
Unearned finance charges and points and fees	(2,062)	-	1	(1)	(2,062)
Accrued finance charges	151	-	1	-	152
Deferred origination costs	83	-	-	-	83
Total	$13,577	$-	$144	$11	$13,732

December 31, 2015
Gross receivables *	$15,353	$1,672	$534	$25	$17,584
Unearned finance charges and points and fees	(2,261)	-	-	(2)	(2,263)
Accrued finance charges	147	31	4	-	182
Deferred origination costs	56	-	-	-	56
Total	$13,295	$1,703	$538	$23	$15,559

*	Gross receivables are defined as follows:

Schedule of largest concentrations of net finance receivables

Geographic diversification of finance receivables reduces the concentration of credit risk associated with economic stresses in any one region. The largest concentrations of net finance receivables were as follows:

December 31,	2016		2015*
(dollars in millions)	Amount	Percent	Amount	Percent

Texas	$1,196	9%	$1,202	8%
North Carolina	1,112	8	1,370	9
Pennsylvania	825	6	961	6
California	813	6	939	6
Ohio	660	5	780	5
Virginia	623	5	714	5
Illinois	599	4	670	4
Georgia	586	4	660	4
Florida	579	4	657	4
Indiana	539	4	584	4
South Carolina	508	4	571	4
Other	5,692	41	6,451	41
Total	$13,732	100%	$15,559	100%

*	December 31, 2015 concentrations of net finance receivables are presented in the order of December 31, 2016 state concentrations.

Summary of net finance receivables by type by days delinquent

The following is a summary of net finance receivables held for investment by type and by number of days delinquent:

(dollars in millions)	Personal Loans	SpringCastle Portfolio	Real Estate Loans	Retail Sales Finance	Total

December 31, 2016
Net finance receivables:
Performing
Current	$12,920	$-	$102	$11	$13,033
30-59 days past due	174	-	9	-	183
60-89 days past due	130	-	4	-	134
Total performing	13,224	-	115	11	13,350
Nonperforming
90-179 days past due	349	-	8	-	357
180 days or more past due	4	-	21	-	25
Total nonperforming	353	-	29	-	382
Total	$13,577	$-	$144	$11	$13,732

December 31, 2015
Net finance receivables:
Performing
Current	$12,777	$1,588	$486	$22	$14,873
30-59 days past due	170	49	13	-	232
60-89 days past due	127	26	19	-	172
Total performing	13,074	1,663	518	22	15,277
Nonperforming
90-179 days past due	217	39	7	1	264
180 days or more past due	4	1	13	-	18
Total nonperforming	221	40	20	1	282
Total	$13,295	$1,703	$538	$23	$15,559

Schedule of information regarding purchased credit impaired finance receivables

Information regarding our purchased credit impaired finance receivables held for investment and held for sale were as follows:

(dollars in millions)	OM Loans	SCP Loans	FA Loans (a)	Total

December 31, 2016
Carrying amount, net of allowance	$324	$-	$70	$394
Outstanding balance (b)	444	-	107	551
Allowance for purchased credit impaired finance receivable losses	29	-	8	37

December 31, 2015
Carrying amount, net of allowance	$652	$350	$89	$1,091
Outstanding balance	911	482	136	1,529
Allowance for purchased credit impaired finance receivable losses	-	-	12	12

Purchased credit impaired FA Loans held for sale
(a)	Purchased credit impaired FA Loans held for sale included in the table above were as follows:

(dollars in millions)
December 31,	2016	2015

Carrying amount	$54	$59
Outstanding balance	83	89

Schedule of changes in accretable yield for purchased credit impaired finance receivables

Changes in accretable yield for purchased credit impaired finance receivables held for investment and held for sale were as follows:

(dollars in millions)	OM Loans	SCP Loans	FA Loans	Total

Year Ended December 31, 2016
Balance at beginning of period	$151	$375	$66	$592
Accretion (a)	(69)	(16)	(7)	(92)
Other (b)	(23)	-	-	(23)
Reclassifications from nonaccretable difference (c)	-	-	12	12
Transfers due to finance receivables sold	-	(359)	(11)	(370)
Balance at end of period	$59	$-	$60	$119

Year Ended December 31, 2015
Balance at beginning of period	$-	$452	$54	$506
Additions from OneMain Acquisition	166	-	-	166
Accretion (a)	(15)	(77)	(8)	(100)
Reclassifications from nonaccretable difference (c)	-	-	20	20
Balance at end of period	$151	$375	$66	$592

Year Ended December 31, 2014
Balance at beginning of period	$-	$426	$773	$1,199
Accretion (a)	-	(97)	(75)	(172)
Reclassifications from nonaccretable difference (c)	-	123	19	142
Transfers due to finance receivables sold	-	-	(663)	(663)
Balance at end of period	$-	$452	$54	$506

Impaired Financing Receivables
(a)	Accretion on our purchased credit impaired FA Loans held for sale included in the table above were as follows:

(dollars in millions)
Years Ended December 31,	2016	2015	2014

Accretion	$5	$6	$13

Schedule of information regarding TDR finance receivables

Information regarding TDR finance receivables held for investment and held for sale were as follows:

(dollars in millions)	Personal Loans (a)	SpringCastle Portfolio	Real Estate Loans (a)	Total

December 31, 2016
TDR gross finance receivables (b)	$151	$-	$133	$284
TDR net finance receivables	152	-	134	286
Allowance for TDR finance receivable losses	69	-	11	80

December 31, 2015
TDR gross finance receivables (b)	$46	$14	$200	$260
TDR net finance receivables	46	13	201	260
Allowance for TDR finance receivable losses	17	4	34	55

TDR finance receivables held for sale

(a)	TDR finance receivables held for sale included in the table above were as follows:

(dollars in millions)	Personal Loans	Real Estate Loans	Total

December 31, 2016
TDR gross finance receivables	$-	$89	$89
TDR net finance receivables	-	90	90

December 31, 2015
TDR gross finance receivables	$2	$92	$94
TDR net finance receivables	2	92	94

Schedule of TDR average net receivables and finance charges recognized on TDR finance receivables

TDR average net receivables held for investment and held for sale and finance charges recognized on TDR finance receivables held for investment and held for sale were as follows:

(dollars in millions)	Personal Loans (a)	SpringCastle Portfolio	Real Estate Loans (a)	Total

Year Ended December 31, 2016
TDR average net receivables	$95	$-	$175	$270
TDR finance charges recognized	12	-	11	23

Year Ended December 31, 2015
TDR average net receivables (b)	$35	$12	$198	$245
TDR finance charges recognized	3	1	11	15

Year Ended December 31, 2014
TDR average net receivables	$17	$5	$957	$979
TDR finance charges recognized	2	1	48	51

TDR average net receivables held for sale and finance charges recognized on TDR finance receivables held for sale

(a)	TDR finance receivables held for sale included in the table above were as follows:

(dollars in millions)	Personal Loans	Real Estate Loans	Total

Year Ended December 31, 2016
TDR average net receivables	$1	$102	$103
TDR finance charges recognized	-	6	6

Year Ended December 31, 2015
TDR average net receivables (a)	$2	$91	$93
TDR finance charges recognized	-	5	5

Year Ended December 31, 2014
TDR average net receivables (b)	$-	$250	$250
TDR finance charges recognized	-	5	5

(a)	TDR personal loan average net receivables held for sale for 2015 reflect a three-month average since the personal loans were transferred to finance receivables held for sale on September 30, 2015.

(b)	TDR real estate loan average net receivables held for sale for 2014 reflect a five-month average since the real estate loans were transferred to finance receivables held for sale on August 1, 2014.

(b)	TDR personal loan average net receivables for 2015 reflect a two-month average for OneMain’s TDR average net receivables.

Schedule of information regarding new volume of the TDR finance receivables

Information regarding the new volume of the TDR finance receivables held for investment and held for sale were as follows:

(dollars in millions)	Personal Loans (a)	SpringCastle Portfolio	Real Estate Loans (a)	Total

Year Ended December 31, 2016
Pre-modification TDR net finance receivables	$211	$1	$16	$228
Post-modification TDR net finance receivables:
Rate reduction	$194	$1	$16	$211
Other (b)	12	-	1	13
Total post-modification TDR net finance receivables	$206	$1	$17	$224
Number of TDR accounts	29,435	157	364	29,956

Year Ended December 31, 2015
Pre-modification TDR net finance receivables	$48	$7	$21	$76
Post-modification TDR net finance receivables:
Rate reduction	$31	$6	$17	$54
Other (b)	12	-	5	17
Total post-modification TDR net finance receivables	$43	$6	$22	$71
Number of TDR accounts	8,425	721	385	9,531

Year Ended December 31, 2014
Pre-modification TDR net finance receivables	$18	$10	$215	$243
Post-modification TDR net finance receivables:
Rate reduction	$10	$10	$158	$178
Other (b)	6	-	46	52
Total post-modification TDR net finance receivables	$16	$10	$204	$230
Number of TDR accounts	4,213	1,155	2,385	7,753

New volume of the TDR finance receivables held for sale

(a)	TDR finance receivables held for sale included in the table above were as follows:

(dollars in millions)	Personal Loans	Real Estate Loans	Total

Year Ended December 31, 2016
Pre-modification TDR net finance receivables	$-	$5	$5
Post-modification TDR net finance receivables	$-	$5	$5
Number of TDR accounts	174	122	296

Year Ended December 31, 2015
Pre-modification TDR net finance receivables	$1	$6	$7
Post-modification TDR net finance receivables	$1	$7	$8
Number of TDR accounts	162	113	275

Year Ended December 31, 2014
Pre-modification TDR net finance receivables	$-	$6	$6
Post-modification TDR net finance receivables	$-	$7	$7
Number of TDR accounts	-	94	94

Schedule of Troubled Debt Restructurings, Subsequently Defaulted

Net finance receivables held for investment and held for sale that were modified as TDR finance receivables within the previous 12 months and for which there was a default during the period to cause the TDR finance receivables to be considered nonperforming (90 days or more past due) were as follows:

(dollars in millions)	Personal Loans	SpringCastle Portfolio	Real Estate Loans (a)	Total

Year Ended December 31, 2016
TDR net finance receivables (b) (c)	$24	$-	$3	$27
Number of TDR accounts	3,693	19	61	3,773

Year Ended December 31, 2015
TDR net finance receivables (b)	$8	$2	$3	$13
Number of TDR accounts	1,655	147	46	1,848

Year Ended December 31, 2014
TDR net finance receivables (b)	$1	$1	$33	$35
Number of TDR accounts	141	53	524	718

Schedule of Trouble Debt Restructurings, Subsequently Defaulted, Held for Sale

(a)	TDR finance receivables held for sale included in the table above were as follows:

(dollars in millions)	Real Estate Loans

Year Ended December 31, 2016
TDR net finance receivables	$2
Number of TDR accounts	30

Year Ended December 31, 2015
TDR net finance receivables	$1
Number of TDR accounts	17

Year Ended December 31, 2014
TDR net finance receivables	$3
Number of TDR accounts	49

(b)	Represents the corresponding balance of TDR net finance receivables at the end of the month in which they defaulted.

(c)	TDR SpringCastle Portfolio loans for the year ended December 31, 2016 that defaulted during the previous 12-month period were less than $1 million and, therefore, are not quantified in the combined table above.